Acquisition of Entities under Common Control (Detail) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2017 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 18, 2015 USD ($) vessel	Aug. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) $ / shares	Aug. 31, 2015 $ / shares	Jul. 31, 2015 $ / shares	Jan. 31, 2015 $ / shares
Business Acquisition [Line Items]
Purchase price of acquisition						$ 0	$ 31,870	$ 0
Net income						67,823	183,626	68,906
Revenues						550,543	534,681	$ 276,193
Shares issued, price per share (in dollars per share) | $ / shares				$ 4.03				$ 4.80	$ 6.65	$ 6.99	$ 4.57
Cash from investing activities						21,824	(880,881)	$ 116,300
Cash from financing activities						(290,853)	647,678	6,150
Entities Under Common Control [Member]
Business Acquisition [Line Items]
Net income						4,968	6,699	11,764
SPT Explorer LLC And Navigator Spirit LLC [Member] | Entities Under Common Control [Member]
Business Acquisition [Line Items]
Number of vessels | vessel			2
Purchase price of acquisition			$ 39,000
Assumption of outstanding debt			49,600
Amount paid to acquire business			30,400		$ 8,600
Net assets acquired		$ 25,000					25,000
Return of capital from equity accounted investment		$ 14,000
Net income						0	2,708	3,396
Revenues							9,800	14,400
SPT Explorer LLC And Navigator Spirit LLC [Member] | Entities Under Common Control [Member] | Teekay Corporation [Member]
Business Acquisition [Line Items]
Amount to terminate time charters			2,900
Contractual amount			1,500
SPT Explorer LLC And Navigator Spirit LLC [Member] | Entities Under Common Control [Member] | Working Capital [Member]
Business Acquisition [Line Items]
Purchase price of acquisition			$ 8,600
Teekay Tanker Operations Ltd [Member] | Entities Under Common Control [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Purchase price of acquisition	$ 39,000
Teekay Tanker Operations Ltd [Member] | Entities Under Common Control [Member] | Teekay Corporation [Member]
Business Acquisition [Line Items]
Purchase price of acquisition				$ 23,700
Net income						5,000	4,000	8,400
Revenues						23,600	$ 20,500	$ 26,200
Business Acquisition, Percentage of Voting Interests Acquired				50.00%
Cash from investing activities						(15,000)
Cash from financing activities						$ (15,000)
Teekay Tanker Operations Ltd [Member] | Entities Under Common Control [Member] | Teekay Corporation [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Purchase price of acquisition	39,000
Net assets acquired	13,300
Return of capital from equity accounted investment	$ 25,700
Percentage of assets, liabilities and results of business acquired	100.00%
Teekay Tanker Operations Ltd [Member] | Entities Under Common Control [Member] | Working Capital [Member]
Business Acquisition [Line Items]
Purchase price of acquisition				$ 6,700
Teekay Tanker Operations Ltd [Member] | Entities Under Common Control [Member] | Working Capital [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Purchase price of acquisition	$ 13,100
Teekay Tanker Operations Ltd [Member] | Entities Under Common Control [Member] | Working Capital [Member] | Teekay Corporation [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Purchase price of acquisition	$ 13,100
Teekay Tanker Operations Ltd [Member] | Class B [Member] | Entities Under Common Control [Member] | Teekay Corporation [Member]
Business Acquisition [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares) | shares				4,220,945
Aggregate amount of shares issued at market price				$ 17,000
Shares issued, price per share (in dollars per share) | $ / shares				$ 4.03
Teekay Tanker Operations Ltd [Member] | Class B [Member] | Entities Under Common Control [Member] | Teekay Corporation [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares) | shares	13,800,000
Teekay Tanker Operations Ltd [Member]
Business Acquisition [Line Items]
Net assets acquired				$ 23,700
Business Acquisition, Percentage of Voting Interests Acquired				50.00%				50.00%
Proceeds from issuance of common stock, net of offering costs (in shares) | shares				4,220,945
Teekay Tanker Operations Ltd [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Teekay Tanker Operations Ltd [Member] | Class B [Member] | Teekay Corporation [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				50.00%
Purchase price consideration				$ 15,600
Estimate of Fair Value Measurement [Member] | Teekay Tanker Operations Ltd [Member] | TTOL [Member] | Class B [Member] | Entities Under Common Control [Member] | Teekay Corporation [Member]
Business Acquisition [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares				$ 3.70
Estimate of Fair Value Measurement [Member] | Teekay Tanker Operations Ltd [Member] | Teekay Tanker Operations Ltd [Member] | Class B [Member] | Entities Under Common Control [Member] | Teekay Corporation [Member]
Business Acquisition [Line Items]
Purchase price consideration				$ 15,600